SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jan. 31, 2024	Jan. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Prepaid expenses	$ 26,701	$ 29,081
Deferred cost of revenue	1,451	2,347
Income tax receivables	4,249	7,028
Foreign currency forward contracts	1,792	288
Other	942	595
Total prepaid expenses and other current assets	$ 35,135	$ 39,339